Other Income and Expenses	9 Months Ended
Sep. 30, 2021
Other Income and Expenses
Other Income and Expenses

6Other Income and Expenses

6.1Other Operating Income

	For the Three months ended September 30		For the Nine months ended September 30
in EUR k	2021	2020	2021	2020
Government grants	572	535	1,749	1,940
Currency gains	139	—	67	—
Others	300	144	837	485
Total other operating income	1,011	679	2,653	2,425

Government grants include performance-based grants to subsidize research, development and innovation in the state of Mecklenburg-Western Pomerania from funds granted by the European Regional Development Fund. Furthermore, government grants contain the release of deferred income from investment related grants. Other operating income includes the bank loan granted under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) which was forgiven during the three months ended June 30, 2021 (see note 10).

6.2Other Operating Expenses

	For the Three months ended September 30		For the Nine months ended September 30
in EUR k	2021	2020	2021	2020
Currency losses	—	23	—	60
Others	—	30	36	131
Total other operating expenses	—	53	36	191

During the nine months ended September 30, 2020, the Group disposed of its entire 51% interest in LPC GmbH (“LPC”) to the minority shareholders for a consideration of EUR 213k, of which EUR 200k is to be paid over a period of four years (and included in other assets, see note 7). The related non-controlling interest of EUR 268k (accumulated share of loss) was debited to profit or loss, and the sale resulted in a loss of EUR 101k.